Repurchase Transactions	12 Months Ended
Dec. 31, 2020
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Repurchase Transactions
NOTE 8. REPURCHASE TRANSACTIONS

As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.20	12.31.19
Debtors for Reserve Repurchase Transactions of Government Securities	60,842,046	40,837,234
Interest Accrued Receivable for Reserve Repurchase Transactions	153,597	107,699

Total Repurchase Transactions—Assets	60,995,643	40,944,933

The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.20	12.31.19
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	61,923,889	40,799,609